UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2004

(Unaudited)

Shares	Description	Value

	EQUITIES—100.9%
	HONG KONG—33.4%
280,400	Bank of East Asia, Ltd.	$871,211
	(Banking)
386,000	Cafe De Coral Holdings, Ltd.	446,949
	(Consumer Discretionary)
286,000	Cheung Kong Holdings, Ltd.	2,860,846
	(Real Estate-Developers)
364,500	China Netcom Group Corp., Ltd.	494,741
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd.	941,114
	(Utilities)
560,000	China Shipping Development Co., Ltd.	497,125
	(Industrials)
10,240,000	China Telecom Corp., Ltd.	3,754,680
	(Telecommunications)
2,852,000	Chinese Estates Holdings, Ltd.	1,926,358
	(Real Estate-Developers)
650,000	Cosco Pacific, Ltd.	1,354,742
	(Industrials)
590,000	Esprit Asia Holdings, Ltd.	3,567,615
	(Consumer Discretionary)
1,870,000	Giordano International, Ltd.	1,178,870
	(Consumer Discretionary)
1,100,000	Global Bio-chem Technology Group Co., Ltd.	728,833
	(Industrials)
7,888,000	Guangdong Investment, Ltd.	2,663,939
	(Industrials)
1,200,000	Guangdong Kelon Electrical Holdings Co., Ltd.	251,650
	(Consumer Discretionary)
1,871,000	Hang Lung Properties, Ltd.	2,888,571
	(Real Estate-Developers)
190,800	Hang Seng Bank, Ltd.	2,651,125
	(Banking)
2,000,000	Hong Kong and China Gas Co., Ltd.	4,142,705
	(Utilities)

Shares	Description	Value
1,048,000	Hongkong Land Holdings, Ltd.	$2,777,200
	(Real Estate-Developers)
196,800	HSBC Holdings Plc.	3,367,478
	(Banking)
439,300	Hutchison Whampoa, Ltd.	4,111,708
	(Industrials)
1,314,000	Kingboard Chemical Holdings, Ltd.	2,789,378
	(Industrials)
2,200,000	Ports Design, Ltd.(a)	1,188,776
	(Consumer Discretionary)
528,000	Swire-Pacific, Ltd. “A”	4,415,454
	(Industrials)
475,500	Techtronic Industries Co., Ltd.	1,039,986
	(Industrials)
208,000	Tong Ren Tang Technologies Co., Ltd.	456,264
	(Consumer Discretionary)
352,000	Weichai Power Co., Ltd.	978,193
	(Industrials)
1,675,000	Weiqiao Textile Co., Ltd.	2,639,848
	(Materials)
136,400	Wing Lung Bank, Ltd.	1,105,562
	(Banking)

		56,090,921

	INDIA—2.3%
78,147	Housing Development Finance Corp., Ltd.	1,377,235
	(Financial Services)
270,304	Satyam Computer Services, Ltd.	2,548,830
	(Information Technology)

		3,926,065

	MALAYSIA—5.0%
1,940,000	Commerce Asset-Holdings Berhad	2,399,474
	(Banking)
500,000	Malayan Banking Berhad	1,552,632
	(Banking)

See Notes to Portfolio of Investments.

4

Shares	Description	Value

	MALAYSIA—(cont’d.)
696,000	Tanjong PLC	$2,582,526
	(Consumer Discretionary)
304,100	Telekom Malaysia Berhad	928,305
	(Telecommunications)
530,000	WTK Holdings Berhad	864,737
	(Industrials)

		8,327,674

	PHILIPPINES—1.0%
6,826,000	Ayala Corporation, Inc.	802,701
	(Industrials)
6,516,000	Ayala Land, Inc.	847,515
	(Real Estate-Developers)

		1,650,216

	SINGAPORE—5.7%
395,000	City Developments, Ltd.	1,718,022
	(Real Estate-Developers)
2,000,000	ComfortDelGro Corp., Ltd.	1,899,044
	(Consumer Discretionary)
2,400,000	Lindeteves-Jacoberg, Ltd.	624,847
	(Industrials)
304,000	Overseas-Chinese Banking Corp., Ltd.	2,514,090
	(Banking)
700,577	Singapore Technologies Engineering, Ltd.	999,966
	(Industrials)
2,599,000	Suntec REIT	1,767,269
	(Real Estate-Developers)

		9,523,238

	SOUTH KOREA—27.3%
7,320	Amorepacific Corp.	1,834,950
	(Consumer Staples)
18,420	Cheil Communications, Inc.	2,677,946
	(Consumer Discretionary)
15,550	Daelim Industrial Co., Ltd.	808,143
	(Industrials)
84,370	GS Holdings Corp.	1,825,626
	(Industrials)
120,490	Hana Bank	3,002,939
	(Banking)
44,910	Hyundai Motor Co.	2,407,752
	(Consumer Discretionary)

Shares	Description	Value

73,729	Kookmin Bank	$2,884,490
	(Banking)
14,480	Korea Electric Power Corp.	375,568
	(Utilities)
40,000	KT Corp	872,400
	(Telecommunications)
35,320	LG Electronics Inc.	2,187,029
	(Consumer Discretionary)
140,000	LG International Corp.	1,088,679
	(Industrials)
73,000	LG Petrochemical Co., Ltd.	1,833,462
	(Materials)
30,040	POSCO	5,426,468
	(Materials)
30,718	Samsung Electronics Co.	13,367,909
	(Information Technology)
21,010	Samsung Fire & Marine Insurance Co., Ltd.	1,654,091
	(Financial Services)
4,770	Shinsegae Co., Ltd.	1,310,921
	(Consumer Discretionary)
11,640	SK Telecom Co., Ltd.	2,215,108
	(Telecommunications)

		45,773,481

	TAIWAN—20.3%
330,000	Cathay Financial Holding Co., Ltd.	676,870
	(Financial Services)
183,000	Cheng Shin Rubber Industry Co., Ltd.	233,875
	(Materials)
110,006	Chunghwa Telecom Co., Ltd. (ADR)	2,315,626
	(Telecommunications)
884,000	Chungwha Telecom Co., Ltd.	1,743,452
	(Telecommunications)
1,844,000	E. Sun Commercial Bank	1,536,182
	(Banking)
1,814,400	Formosa Chemicals & Fibre Corp.	3,463,907
	(Materials)
582,000	Formosa Plastic Corp.	1,000,915
	(Materials)
3,400,000	Fubon Financial Holdings Co., Ltd.	3,486,904
	(Banking)

See Notes to Portfolio of Investments.

5

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2004

(Unaudited)

Shares	Description	Value

	TAIWAN—(cont’d.)
84,168	Fubon Insurance Co. (GDR)	$845,888
	(Financial Services)
806,974	Hon Hai Precision Industry Co., Ltd.	3,743,300
	(Information Technology)
907,360	Nien Made Enterprise Co., Ltd.	1,431,619
	(Consumer Discretionary)
1,084,000	Phoenixtec Power Co., Ltd.	1,310,104
	(Industrials)
1,405,000	Shin Kong Financial Holding Co., Ltd.	1,356,674
	(Financial Services)
1,492,000	Siliconware Precision Industries Co.	1,233,525
	(Materials)
1,617,000	Synnex Technology International Corp.	2,393,099
	(Information Technology)
2,358,000	Taiwan Cement Corp.	1,555,134
	(Materials)
1,248,000	Taiwan Fertilizer Co., Ltd.	1,366,538
	(Industrials)
2,409,959	Taiwan Semiconductor Manufacturing Co.	3,840,421
	(Information Technology)
896,373	United Microelectronics Corp., Ltd.(a)	579,856
	(Information Technology)

		34,113,889

	THAILAND—5.9%
1,124,600	Bangkok Bank Co., Ltd.	3,299,985
	(Banking)
1,197,000	Kasikornbank Public Company, Ltd.(a)	1,725,405
	(Banking)
3,812,000	National Finance Public Company, Ltd.	1,324,633
	(Financial Services)

Shares	Description	Value
1,600,000	Shin Corp. PCL	$ 1,637,066
	(Telecommunications)
260,900	Siam Cement Public Co., Ltd.	1,853,498
	(Materials)

		9,840,587

	Total equities (cost $120,315,755)	169,246,071

	WARRANTS
	HONG KONG
Units
112,400	Kingboard Chemical Holdings, Ltd.(a) Expiring December 31, 2006 @ $20
	(Industrials)
	(cost $0)	60,013

Principal Amount (000)
	REPURCHASE AGREEMENT—0.2%
	UNITED STATES
$398	State Street Bank & Trust Co., 0.90%, dated 12/31/04 due 01/03/05 in the amount of $398,030 (cost $398,000; collateralized by $350,000 U.S. Treasury Bonds, 6.125% due 2/15/26, approximate value of collateral including accrued interest $407,422)	398,000

	Total Investments—101.1% (cost $120,713,755)	169,704,084
	Liabilities in excess of other assets (1.1%)	(1,908,982)

	Net Assets—100%	$167,795,102

(a)	Non-income producing security.

ADR—American Depository Receipt

GDR—Global Depository Receipt

See Notes to Portfolio of Investments.

6

Notes to Portfolio of Investments

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities included within the Nasdaq market are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation are valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. If there is no sales price or reliable market quotation on the date of valuation, then investments are valued at the last bid price quoted on such date. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

7

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title) *	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date     February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ RONALD G.M. WATT
Ronald G.M. Watt
President and Principal Executive Officer

Date     February 28, 2005

By (Signature and Title) *	/s/ ROBERT F. GUNIA
Robert F. Gunia
Treasurer and Principal Financial Officer

Date     February 28, 2005

*	Print the name and title of each signing officer under his or her signature.